Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Operating activities:
Net income	$ 45,496,000	$ 41,210,000	$ 45,053,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,745,000	4,513,000	3,997,000
LIFO expense	1,153,000	1,244,000	1,456,000
Asset impairment	0	462,000	0
Stock-based compensation	3,293,000	3,097,000	3,386,000
Deferred income taxes	2,233,000	215,000	(48,000)
Postretirement benefit income and deferred compensation expense	(4,292,000)	(843,000)	(979,000)
Provision (benefit) for doubtful accounts	188,000	(1,000)	(19,000)
Loss (gain) on disposal of property	2,000	(14,000)	(691,000)
Gain on life insurance	(266,000)	(11,000)	(726,000)
Increase in cash surrender value of life insurance policies	(859,000)	(883,000)	(805,000)
Change in assets and liabilities:
Inventories	(11,510,000)	(561,000)	(1,763,000)
Receivables, prepaid and other assets	1,217,000	2,458,000	(38,233,000)
Investment in operating leases, net of repurchase obligations	0	(72,000)	72,000
Income taxes and unrecognized tax benefits	85,000	408,000	5,625,000
Accounts payable and accrued expenses	14,253,000	(1,880,000)	10,919,000
Postretirement and deferred compensation benefits	(3,992,000)	(4,159,000)	(4,008,000)
Net cash provided by operating activities	52,746,000	45,183,000	23,236,000
Investing activities:
Proceeds from the sale of investments	0	0	2,350,000
Proceeds from life insurance	1,093,000	43,000	1,737,000
Purchases of property and equipment	(24,551,000)	(16,573,000)	(10,476,000)
Proceeds from the sale of property	18,000	65,000	2,423,000
Other	48,000	(52,000)	(1,402,000)
Net cash used in investing activities	(23,392,000)	(16,517,000)	(5,368,000)
Financing activities:
Payments for purchases of common stock	(3,066,000)	(6,519,000)	(26,340,000)
Payments of cash dividends	(10,891,000)	(9,765,000)	0
Proceeds from exercise of stock options	0	0	2,080,000
Borrowings on loans	0	22,000,000	0
Repayments on loans	0	(22,000,000)	0
Other	(53,000)	53,000	(81,000)
Net cash used in financing activities	(14,010,000)	(16,231,000)	(24,341,000)
Net increase (decrease) in cash and cash equivalents	15,344,000	12,435,000	(6,473,000)
Cash and cash equivalents at beginning of period	70,239,000	57,804,000	64,277,000
Cash and cash equivalents at end of period	85,583,000	70,239,000	57,804,000
Supplemental cash flow disclosure:
Income taxes paid, net	18,449,000	17,658,000	14,061,000
Interest paid	0	10,000	0
Non-cash transactions:
Capital expenditures in accounts payable	$ 903,000	$ 0	$ 0